Accounts receivable - Loss allowance (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable
Expected loss rate	18.00%	20.40%	17.40%
Accounts receivable	¥ 4,648,583	¥ 3,492,919	¥ 3,434,615
Within 1 year
Accounts receivable
Expected loss rate	12.00%	13.10%	14.50%
More than 1 year
Accounts receivable
Expected loss rate	72.60%	71.00%	39.10%
Gross carrying amount
Accounts receivable
Accounts receivable	¥ 5,668,904	¥ 4,386,872	¥ 4,158,270
Gross carrying amount | Within 1 year
Accounts receivable
Accounts receivable	5,110,504	3,833,730	3,670,160
Gross carrying amount | More than 1 year
Accounts receivable
Accounts receivable	558,400	553,142	488,110
Accumulated impairment
Accounts receivable
Accounts receivable	(1,020,321)	(893,953)	(723,655)	¥ (692,722)
Accumulated impairment | Within 1 year
Accounts receivable
Accounts receivable	(615,061)	(501,414)	(532,707)
Accumulated impairment | More than 1 year
Accounts receivable
Accounts receivable	¥ (405,260)	¥ (392,539)	¥ (190,948)